Barter and Trade Revenues and Expenses from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Barter and trade revenues	$ 56.5	$ 61.2	$ 67.0
Barter and trade expenses	$ 58.8	$ 63.4	$ 66.4